INTANGIBLE ASSETS, NET - Amortization for Intangible Assets (Details) - Intangible assets excluding brand names and master brand agreement ¥ in Millions	Jun. 30, 2026 CNY (¥)
Estimated amortization expense
Remainder of 2026	¥ 14
2027	24
2028	20
2029	19
2030	16
Thereafter	86
Total	¥ 179